Significant Accounting Policies - Evaluation of Purchase Transactions (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Number of vessels acquired	11		7
Secondhand Market
Property, Plant and Equipment
Number of vessels acquired	1	3	7